Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Revenue	¥ 187,219	¥ 182,537	¥ 184,341
Cost of sales	(114,785)	(109,037)	(109,442)
Gross profit	72,434	73,500	74,899
Selling, general and administrative expenses	(39,937)	(33,375)	(32,380)
Research and development expenses	(13,883)	(13,487)	(16,671)
Other income	325	238	269
Other expenses	(51)	(83)	(319)
Operating profit	18,888	26,793	25,798
Finance income	138	295	421
Finance expenses	(566)	(591)	(553)
Profit before tax	18,460	26,497	25,666
Income tax expense	(7,609)	(6,720)	(5,939)
Profit for the year	10,851	19,777	19,727
Profit attributable to:
Owners of the Company	12,340	19,279	19,376
Non-controlling interests	(1,489)	498	351
Profit for the year	¥ 10,851	¥ 19,777	¥ 19,727
Earnings per share (yen)
Basic earnings per share	¥ 281.80	¥ 440.37	¥ 442.62
Diluted earnings per share	¥ 281.51	¥ 440.00	¥ 442.32